Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. We anticipate that when making regular annual equity grants, the Compensation Committee’s practice will be to approve them at the time of our regularly scheduled Compensation Committee meeting in the first quarter of each year. Because our committee meetings are determined in the prior fiscal year or earlier, the proximity of any awards to other significant corporate events is coincidental. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. We do not schedule our equity grants in anticipation of the release of material non-public information (“MNPI”) nor do we time the release of MNPI based on equity grant dates.

During 2025, the only share option awards granted to our named executive officers were made in connection with our IPO and no share option awards were granted to any of our named executive officers during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the Securities and Exchange Commission.

Award Timing Method	We anticipate that when making regular annual equity grants, the Compensation Committee’s practice will be to approve them at the time of our regularly scheduled Compensation Committee meeting in the first quarter of each year. Because our committee meetings are determined in the prior fiscal year or earlier, the proximity of any awards to other significant corporate events is coincidental. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not schedule our equity grants in anticipation of the release of material non-public information (“MNPI”) nor do we time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false